ACCOUNTING FOR WARRANT LIABILITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 27, 2024	Jan. 09, 2024	Jan. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 26, 2024	Jan. 31, 2024
Warrants outstanding					10,557,453				11,221,954	15,566,667
Number of warrants issued			4,344,714		4,977,576
Redemption of common shares					3,797,169	26,068,281			26,068,281	26,068,281
Ordinary shares redeemed					134,550				3,931,719
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 11.50
Stardust Power Inc And Subsidiary [Member]
Warrants outstanding				10,430,800				10,430,800
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50				$ 11.50
Proceeds from warrants exercises								$ 1,561,655
Warrants description								Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders, and that certain other conditions are met. Once the Public Warrants become exercisable, the Company may also redeem the outstanding Public Warrants in whole and not in part at a price of $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the closing price of the common stock equals or exceeds $10.00 per share on the trading day prior to the date on which the Company sends the notice of redemption, and that certain other conditions are met. If the closing price of the common stock is less than $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders, the Private Placement Warrants must also concurrently be called for redemption on the same terms as the outstanding Public Warrants.
Note Warrant [Member]
Proceeds from issuance of warrants					5,000,000
Common Class A [Member]
Redemption of common shares			26,068,281						2,137,134
Ordinary shares redeemed					134,550				3,931,719	30,000,000	134,550
Ordinary shares subject to possible redemption			26,068,281
Common Class A [Member] | Common Stock [Member]
Ordinary shares redeemed		2,137,134			1,660,035							2,137,134
Public Warrants [Member]
Warrants outstanding					4,990,786				5,655,286	10,000,000
Public Warrants [Member] | Stardust Power Inc And Subsidiary [Member]
Warrants outstanding				4,864,133				4,864,133
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50				$ 11.50
Warrants exercised				135,796
Proceeds from warrants exercises				$ 1,561,655
Private Placement [Member]
Warrants outstanding					5,566,667				5,566,667	5,566,667
Private Placement [Member] | Stardust Power Inc And Subsidiary [Member]
Warrants outstanding				5,566,667				5,566,667
Private Placement [Member] | Common Class A [Member]
Redemption of common shares	1,660,035	2,137,134
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.50				$ 11.50